Other financial information - Licensing agreement with Hepalys (Details) - Licensing agreement with Hepalys $ in Millions	Sep. 20, 2023 USD ($)
Licensing agreement with Hepalys
Upfront payment receivable	$ 10
Maximum milestone payments receivable	$ 231
South Korea
Licensing agreement with Hepalys
Percentage of patients with significant fibrosis	15.00%
Maximum | Japan
Licensing agreement with Hepalys
Percentage of population suffering from NASH	2.70%
Maximum | South Korea
Licensing agreement with Hepalys
Percentage of population suffering from NASH	5.20%
Hepalys Pharma, Inc
Licensing agreement with Hepalys
Option to acquire shares in company, percentage	30.00%
Exercise period for share acquisition option from effective date of licensing agreement	30 days